John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  64224
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

June 25, 2010

VIA EDGAR

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549
Re:	DGHM Investment Trust (the “Trust”)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) (File No. 333-137775), and Amendment No. 7 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (File No. 811-21958), each on Form N-1A (collectively, the “Amendment”).  The Amendment is being filed pursuant to: (1) the 1933 Act and Rule 485(b) thereunder; (2) the 1940 Act; and (3) Regulation S-T.  The Law Offices of John H. Lively & Associates, Inc. (“Counsel”) has served as counsel to the above referenced Trust in connection with Amendment, which accompanies this letter.  In that capacity, Counsel has reviewed a draft of the Amendment, which has been prepared and finalized by the Trust and its service providers.  Pursuant to with Rule 485(b)(4), Counsel represents that, to its knowledge, based on its review of the draft of the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.